Cash flow statement - Schedule of Change in Operating Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of cash flow statement [Abstract]
Change in deposits from banks	£ 4	£ (1,110)	£ (388)
Change in customer deposits	11,324	(3,850)	(1,207)
Change in repurchase agreements	57	(10,893)	17,471
Change in financial liabilities at fair value through profit or loss	2,619	6,925	(4,849)
Change in derivative financial instruments	1,524	(3,893)	5,982
Change in debt securities in issue at amortised cost	(4,824)	2,094	1,651
Change in insurance contracts	1,941	9,845	(14,901)
Change in investment contract liabilities	6,250	5,502	(1,414)
Change in other operating liabilities	4,708	(388)	(864)
Change in operating liabilities	23,603	4,232	1,481
(Decrease) increase in lease liabilities	£ (371)	£ 315	£ (158)